UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Capital LLC
Address: 525 University Ave., Ste. 701

         Palo Alto, CA  94301

13F File Number:  28-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     President
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/ Douglas F. Whitman     Palo Alto, CA     February 12, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $98,345 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                              TITLE
                              OF                          VALUE SHARES/ SH/PUT/INVSTMTOTHER             VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP    (x$1000) PRN AMT PRNCALLDSCRETNMANAGERS        SOLE  SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                 COM             17275R102    1811  100000 SH     SOLE   0             100000       0       0
CITRIX SYS INC                COM             177376100   11190  493800 SH     SOLE   0             493800       0       0
COMPAQ COMPUTER CORP          COM             204493100     488   50000 SH     SOLE   0              50000       0       0
COSINE COMMUNICATIONS INC     COM             221222102     212  136900 SH     SOLE   0             136900       0       0
DSP GROUP INC                 COM             23332B106   12079  519300 SH     SOLE   0             519300       0       0
FLEXTRONICS INTL LTD          ORD             Y2573F102   10421  434400 SH     SOLE   0             434400       0       0
KEYNOTE SYS INC               COM             493308100    3462  370250 SH     SOLE   0             370250       0       0
MARVELL TECHNOLOGY GROUP      ORD             G5876H105   11010  307367 SH     SOLE   0             307367       0       0
NETWORK APPLIANCE INC         COM             64120L104    1133   51800 SH     SOLE   0              51800       0       0
POLYCOM INC                   COM             73172K104   16720  486054 SH     SOLE   0             486054       0       0
QLOGIC CORP                   COM             747277101   17657  396700 SH     SOLE   0             396700       0       0
RIVERSTONE NETWORKS INC       COM             769320102    1660  100000 SH     SOLE   0             100000       0       0
RSA SEC INC                   COM             749719100    4194  240200 SH     SOLE   0             240200       0       0
SILICON IMAGE INC             COM             82705T102     577  153526 SH     SOLE   0             153526       0       0
SNOWBALL COM INC              COM PAR $.001   83335R409      53   16151 SH     SOLE   0              16151       0       0
TURNSTONE SYSTEMS INC         COM             900423104    3990 1004912 SH     SOLE   0            1004912       0       0
UNIVERSAL ACCESS GLOBAL HLDGS COM             91336M105     568  121200 SH     SOLE   0             121200       0       0
WIRE ONE TECHNOLOGIES INC     COM             976521104    1120  180000 SH     SOLE   0             180000       0       0